Organization and Business Operations	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Organization and Business Operations

Note 1. Organization and Business Operations

Business Description

On February 11, 2022, SHF, LLC and SHF Holding Co., LLC, the sole member of SHF, LLC, and Partner Colorado Credit Union (“PCCU”), the sole member of SHF Holding Co., LLC, entered into a definitive purchase agreement (herein referred to as the “Business Combination”) with Northern Lights Acquisition Corp. (“NLIT”), a special purpose acquisition company, and its sponsor, 5AK, LLC. In connection with the closing of the Business Combination, NLIT changed its name to “SHF Holdings, Inc.” (herein referred to as the “Company”).

PCCU’s Board of Directors approved the contribution of certain assets and operating activities associated with operations from both the Branches and Safe Harbor Services (“SHS” or “Oldco”), a wholly-owned subsidiary of PCCU, to SHF Holding, Co., LLC. SHF Holding, Co., LLC then contributed the same assets and related operations to SHF, LLC with PCCU’s investment in SHF, LLC maintained at the SHF Holding Co., LLC level (the “reorganization”). The reorganization effectively occurred July 1, 2021. In conjunction with the reorganization, all of Branches’ employees and certain PCCU employees were terminated from PCCU and hired as SHF, LLC employees. Collectively, Oldco, the Branches and SHF, LLC represent the “Carved-Out Operations.”= After the reorganization, SHF, LLC contains the entirety of the Carved-Out Operations and Oldco was dissolved. In addition, effective July 1, 2021, the entity entered into an Account Servicing Agreement and Support Servicing Agreement which were subsequently amended and restated and are discussed in Note 7.

Pursuant to the purchase agreement, upon the closing of the transaction, NLIT purchased all of the issued and outstanding membership interests of SHF in exchange for an aggregate of $185,000,000, consisting of (i) 11,386,139 shares of the entity’s Class A common stock with an aggregate value equal to $115,000,000 and (ii) $70,000,000 in cash. At transaction close, 1,831,683 shares of the Class A Common Stock were deposited with an escrow agent to be held in escrow for a period of 12 months following the closing date to satisfy potential indemnification claims of the parties. In addition, $3,143,388 in cash and cash equivalents representing the amount of cash on hand at July 31, 2021, less accrued but unpaid liabilities, were paid to PCCU at the final transaction close. On September 19, 2022, the parties entered into the first amendment to the purchase agreement to extend the date by which the closing had to occur from August 31, 2022 until September 28, 2022 and provide for the deferral of $30 million of the $70 million in cash due at the closing. On September 22, 2022, the parties entered into the second amendment to the purchase agreement to provide for the deferral of a total of $50 million of the $70 million due at the closing. On September 28, 2022, the parties entered into the third amendment to the purchase agreement to provide for the deferral of a total of $56,949,800 of the $70,000,000 due at the closing.

On September 28, 2022, the parties consummated the Business Combination, resulting in NLIT, consistent with the aforementioned parameters, purchasing all of the issued and outstanding membership interests of the SHF, LLC in exchange for an aggregate of $185,000,000, consisting of (i) 11,386,139 shares of the Company’s Class A common stock with an aggregate value equal to $115,000,000 and (ii) $70,000,000 in cash, $56,949,801 of which will be paid on a deferred basis.

In connection with the closing of the Business Combination, the status of PCCU has changed from Parent to majority shareholder of the Company pursuant to its ownership of 60.8% of the Company.

The Company generates both interest income and fee income through providing a variety of services to financial institutions desiring to service the cannabis industry including, among other things, Bank Secrecy Act and other regulatory compliance and reporting, onboarding, responding to account inquiries, responding to customer service inquiries relating to CRB depository accounts held at PCCU, and sourcing and managing loans. In addition to PCCU, the Company provides these similar services and outsourced support to other financial institutions providing banking to the cannabis industry. These services are provided to other financial institutions under the Safe Harbor Master Program Agreement.

Pursuant to the purchase agreement, the Company entered into an amended services agreements under similar terms as the July 2021 agreements. In addition, in conjunction with the purchase agreement, SHF and PCCU entered into an Amended and Restated Loan Servicing Agreement. Refer to Note 7 for additional information.

The purpose of the aforementioned $56,949,800 deferral is to provide SHF Holdings, Inc. with additional cash to support its post-closing activities. Pursuant to the third amendment to the unit purchase agreement, the Company will pay the deferred consideration in one payment of $21,949,801 on or before December 15, 2022, and the $35,000,000 balance in six equal installments of $6,416,667, payable beginning on the first business day following April 1, 2023 and on the first business day of each of the following five fiscal quarters, for a total of $38,500,002, including interest of $3,500,002. Furthermore, PCCU agreed to defer $3,143,388, representing certain excess cash of SHF, LLC due to PCCU under the definitive unit purchase agreement, and the reimbursement of certain reimbursable expenses under the definitive unit purchase agreement.

On October 26, 2022, SHF Holdings, Inc., entered into a Forbearance Agreement (the “Forbearance Agreement”) with PCCU and Luminous Capital USA Inc. (“Luminous”). As per the terms of the agreement, PCCU has agreed to defer all payments owed by the Company pursuant to the Purchase Agreement for a period of six (6) months from the date hereof while the Parties engage in good faith efforts to renegotiate the payment terms applicable to the Deferred Obligation (the “Forbearance Period”).

Basis of Presentation

Financial statements have not historically been prepared for the Carved-Out Operations. For the nine months ended September 30, 2021, the combined financial statements consist of the balances of SHS and SHF as prepared on a stand-alone basis and the balances of the Branches on a “carve-out” basis. For the three and nine months ended September 30, 2022, the financial statements represent SHF on a stand-alone basis as the period is post reorganization. All intercompany transactions have been eliminated for all periods presented. These combined financial statements reflect the Company’s historical financial position, results of operations and cash flows as they have been historically managed in conformity with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”).

All depository asset accounts and liabilities are retained by PCCU as the Carved-Out Operations are not organized as a chartered financial institution. Accordingly, none of the cash of PCCU has been attributed to these combined financial statements. Asset and liabilities maintained by SHS and SHF have been included in these financial statements along with any specific assets and liabilities associated with the Branches.

Revenue and expenses for the Branches were included based on specific identification as they relate to customer deposits, professional services, compensation and employee benefits, rent expense, provision for loan losses and other general and administrative expenses. Corporate allocations such as information technology, customer support, marketing, executive compensation and other general and administrative expenses are attributed to the Branches proportionately based on the size of the specifically identifiable CRB’s deposit balances, deposit activity and accounts relative to the totals of the consolidated PCCU entity. This allocation method was consistent for all periods prior to July 2021. Beginning in July 2021, a services agreement was entered into between Newco and PCCU (see Note 7). In exchange for services provided to PCCU via the Carved-Out Operations, Newco receives 100% of CRB related revenue. PCCU receives (and Newco pays) a monthly per account fee, split loan servicing fees and split investment income associated with Carved-Out Operations depository accounts. The fees are meant to represent PCCU’s cost for hosting depository accounts and funding related loans and providing certain limited infrastructure support.

Management has considered the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefits received by the Branches during the periods presented.

All revenue and expenses of SHS and SHF are specific to the entity. Corporate allocations were attributed for the nine months ended September 30, 2021.

Liquidity and Going Concern

As of September 30, 2022, the Company had $7,273,012 in cash and net working capital of ($28,241,810), as compared to $5,495,905 in cash and net working capital of $5,922,023 at December 31, 2021. The driver of the working capital deficit is the current portion of the long-term payable owed to the Seller, PCCU, from the aforementioned business combination. To permit the business combination transaction to be completed, PCCU agreed to an unsecured future payment obligation of $56,949,800, the current portion of which is $33,616,468. This large payment is offset by $4,090,000 in proceeds the Company expects pursuant to the PIPE offering currently held in escrow to be released when its currently pending registration statement on Form S-1 becomes effective, as well as proceeds from the Forward Purchase Agreement subsequent to the effectiveness of the pending Form S-1. Furthermore, PCCU has agreed to a six-month deferral while the Company and PCCU negotiate a solution regarding the Company’s payment obligation to PCCU.

The Company has not incurred significant cumulative consolidated operating losses and does not have negative cash flows. As of September 30, 2022, the Company has retained earnings of $243,981; furthermore, for the nine months ended September 30, 2022, the Company generated $1,894,179 in net income and $1,972,803 in operating cash flows. The Company also has the potential ability to renegotiate its aforementioned payable with PCCU, thus eliminating any working deficit. These factors, however, do not remove substantial doubt regarding the Company’s ability to continue as a going concern. If the Company is not able to sustain its present level of operations, it may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned expansion programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects. The accompanying unaudited combined financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result should the Company not continue as a going concern. If the current terms of the aforementioned PCCU payable are enforced as contemplated, management does not believe they have sufficient cash for the next twelve months from the date of this report to continue as a going concern without maintaining its present level of business activity. The Company also believes that its pending business combination transaction, which will add additional depository accounts, incremental revenue, and additional deposits, that was agreed to on October 31, 2022 (refer to the “Subsequent Events” section within Note 14 below) will be consistent with allowing the Company to continue as a going concern.

Despite the going concern disclosure, we have determined not to take a valuation allowance on the Deferred Tax Asset (“DTA”). The Company does not have a history of operating loss or tax credit carry forwards expiring unused; no losses expected in early future years given that the Company is presently profitable; no unsettled circumstances that, if unfavorably resolved, would adversely affect future operations and profit levels on a continuing basis in future years; no adverse carry back or carry forward periods; and no business cyclicality concerns. The Company also has enhanced lending capacity pursuant to increased deposits and greater credit pools, additional interest income, and more service fees accentuate the Company’s stance that a DTA valuation allowance is not required.

Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Northern Lights Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on February 26, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

At December 31, 2021, the Company had not yet commenced any operations. All activity from inception through December 31, 2021 relates to the Company’s formation and the initial public Offering (as defined below), and, since the closing of the initial public offering, a search for a Business Combination candidate. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The Company has selected December 31 as its fiscal year end.

The Registration Statement for the Company’s Initial Public Offering was declared effective on June 23, 2021. On June 28, 2021, the Company consummated the Initial Public Offering of 11,500,000 units (“Units” and, with respect to the shares of Class A Common Stock included in the Units offered, the “Public Shares”), generating gross proceeds of $115,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 528,175 private placement units (the “Private Placement Units”) at a price of $10.00 per unit in a private placement to 5AK, LLC (the “Sponsor”), generating gross proceeds of $5,281,750, which is described in Note 4.

Following the closing of the Initial Public Offering on June 28, 2021, an amount of $117,300,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Units was placed in a trust account (“Trust Account”) which may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account to the Company’s stockholders, as described below.

Transaction costs of the Initial Public Offering amounted to $6,263,677, of which $1,725,000 was for underwriting fees paid at the time of the IPO, $4,025,000 was for deferred underwriting commissions, and $513,677 was for other offering costs.

Following the closing of the Initial Public Offering $938,853 of cash was held outside of the Trust Account available for working capital purposes. As of December 31, 2021, we have available to us $254,523 of cash on our balance sheet and a working capital deficit of $38,537.

NORTHERN LIGHTS ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its Stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek stockholder approval of a Business Combination at a meeting called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

The stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants or rights. These Common Stock are recorded at a redemption value and classified as temporary equity upon the completion of the Proposed Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

NORTHERN LIGHTS ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsor has agreed (a) to vote its Class B Common Stock, the Common Stock included in the Private Units (the “Private Shares”) and any Public Shares purchased during or after the Proposed Offering in favor of a Business Combination, (b) not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Class B Common Stock) and Private Units (including underlying securities) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek stockholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Class B Common Stock and Private Units (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Proposed Offering if the Company fails to complete its Business Combination.

The Company will have up to 12 months from the closing of our IPO, or until June 28, 2022, to consummate an initial business combination. However, if we anticipate that we may not be able to consummate our initial business combination within 12 months, we may, by resolution of our board if requested by our sponsor, extend the period of time to consummate a business combination up to two times, each by an additional three months (for a total of up to 18 months, or until December 28, 2022 (“the Combination Period”), to complete a business combination), subject to the sponsor depositing additional funds into the trust account. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriter has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

NORTHERN LIGHTS ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.00 per share (whether or not the underwriters’ over-allotment option is exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Proposed Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity

As of December 31, 2021, the Company had $254,523 in cash and a working capital deficit of $38,537. As described above, on June 28, 2021 the Company closed its IPO of 11,500,000 Units at $10.00 per Unit, generating gross proceeds of $115.0 million, and also consummated the Private Placement of 528,175 Private Placement units to the Sponsor at a purchase price of $10.00 per Private Placement unit, generating gross proceeds of $5,281,750.

The Company’s liquidity needs prior to the consummation of its IPO were satisfied through the proceeds of $25,000 from the sale of the Founder Shares and proceed from the promissory note from sponsor of $92,737, which was repaid upon closure of the IPO. Subsequent to the IPO, the Company’s liquidity will be satisfied through a portion of the net proceeds from IPO held outside of the Trust Account.

The Company intends to complete its initial Business Combination before June 28,2022 and we believe we have sufficient arrangements with our vendors to continue to operate until we complete our initial Business Combination. However, there can be no assurance that the Company will be able to consummate the Business Combination by then. In the event that we are unable to consummate the Business Combination before June 28, 2022 we anticipate identifying and accessing additional capital resources in order to extend the Business Combination period up to 18 months. However, there can be no assurance that the Company will have access to sufficient capital to extend the deadline to consummate the Business Combination. As a result, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” it is uncertain that the Company will have sufficient liquidity to fund the working capital needs of the Company beyond June 28, 2022. Management has determined that given the liquidity condition of the Company, should a Business Combination not occur by June 28, 2022, there is substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate. The Company may need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, the Company may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. the Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through June 28, 2022.

NORTHERN LIGHTS ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statement. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.